CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenue
Product sales	$ 86,083	521,119	20,414	14,149
Service revenue	2,059	12,466	0	0
Total net revenue	88,142	533,585	20,414	14,149
Cost of sales
Cost of goods sold	(68,009)	(411,707)	(15,418)	(10,220)
Cost of services	0	0	0	0
Cost Of Revenue	(68,009)	(411,707)	(15,418)	(10,220)
Gross profit	20,133	121,878	4,996	3,929
Selling, general and administrative expenses	(12,726)	(77,036)	(65,356)	(78,143)
Research and development expenses	(7,655)	(46,339)	(58,665)	(60,623)
Provision for doubtful accounts	(107)	(650)	0	0
Impairment loss of goodwill	0	0	0	(109,157)
Other operating income / (loss), net	1,324	8,018	907	(4,266)
Income / (loss) from operations	969	5,871	(118,118)	(248,260)
Other income	1,363	8,249	779	0
Interest expense	0	0	(1,251)	(865)
Interest income	2,148	13,005	1,994	188
Earnings / (loss) from continuing operations before income taxes	4,480	27,125	(116,596)	(248,937)
Income tax expense	(691)	(4,182)	(2,331)	1,317
Net income / (loss) from continuing operations	3,789	22,943	(118,927)	(247,620)
Net income / (loss) from discontinued operations, net of income taxes	1,226	7,421	167,634	98,401
Net income / (loss)	5,015	30,364	48,707	(149,219)
Less net income attributable to noncontrolling interests in discontinued operations	(2,564)	(15,524)	(24,577)	(7,386)
Net income / (loss) attributable to Viewtran Group, Inc.	2,451	14,840	24,130	(156,605)
Basic earnings / (loss) per share attributable to Viewtran Group, Inc.
Continuing operations:	$ 0.12	0.70	(3.26)	(6.67)
Discontinued operations:	$ (0.04)	(0.25)	3.92	2.45
Total attributable to Viewtran Group, Inc.	$ 0.08	0.45	0.66	(4.22)
Diluted earnings / (loss) per share attributable to Viewtran Group, Inc.
Continuing operations:	$ 0.11	0.69	(3.26)	(6.67)
Discontinued operations:	$ (0.04)	(0.24)	3.92	2.45
Total attributable to Viewtran Group, Inc.	$ 0.07	0.45	0.66	(4.22)
Weighted average number of common shares outstanding
Basic (in shares)	32,907,268	32,907,268	36,355,124	37,094,995
Diluted (in shares)	33,107,589	33,107,589	36,355,124	37,094,995
Comprehensive income / (loss):
Net income / (loss)	5,015	30,364	48,707	(149,219)
Other comprehensive income / (loss), net of nil tax
Foreign currency translation adjustments	(4,380)	(26,516)	(798)	(11,159)
Less reclassification adjustment upon disposal of subsidiaries included in (loss)/gain on disposal of subsidiaries	731	4,425	5,638	0
Other comprehensive (loss) / income	(3,649)	(22,091)	4,840	(11,159)
Comprehensive income / (loss)	1,366	8,273	53,547	(160,378)
Less comprehensive income, net of nil tax, attributable to noncontrolling interests	(2,487)	(15,057)	(23,676)	(7,002)
Comprehensive (loss) / income attributable to Viewtran Group, Inc.	$ (1,121)	(6,784)	29,871	(167,380)